Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,
	2022	2023	2024
Time charter revenues	26,331,752	21,738,874	20,153,955
Bareboat revenues	1,906,328	—	—
Voyage charter revenues	67,957,871	158,583,636	124,860,634
Other income	823,927	3,403,310	2,465,391

Total	97,019,878	183,725,820	147,479,980